GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	May 20, 2016	Jan. 22, 2016	Dec. 17, 2015	Aug. 14, 2015	Jun. 02, 2015	May 29, 2015	Apr. 16, 2015
Changes in carrying amounts of goodwill
Gross amount, Beginning balance	$ 134,239	$ 97,635
Gross amount, Exchange difference	(6,589)	(3,519)
Gross amount, Ending balance	132,427	134,239
Accumulated impairment loss, Beginning balance	25,400	25,534
Accumulated impairment loss, Exchange difference	(210)	(134)
Accumulated impairment loss, Ending balance	25,190	25,400
Goodwill	107,237	108,839
Beijing Bohui
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	$ 4,777
Goodwill			$ 4,777
Beijing Tianzhikangjian
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		15,542
Xi'an iKang
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		7,415
Goodwill					$ 7,415
iKang Yinchuan Ciming
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		4,406
Goodwill							$ 4,406
Yantai Hongkang
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		3,690
Goodwill								$ 3,690
iKang Wuhan Xiandai Sunny
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		3,131
Chengdu Ommay
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		2,853
Goodwill									$ 2,853
Shandong Ciming Clinics
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		2,361
Goodwill						$ 2,361
Guizhou Wishstar
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		$ 725
Goodwill				$ 725